SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
		Dec. 31, 2016 USD ($) h Segment Charter	Dec. 31, 2015 USD ($) Charter	Dec. 31, 2014 USD ($) Charter
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt	[1]	$ 136,193,000	$ 45,833,000
Other non-current assets			0
Multiple Foreign Currency Exchange Rates [Abstract]
Total exchange losses		200,000	600,000	$ 2,300,000
Termination Fee [Abstract]
Funds received in relation to termination of a contract			3,900,000
Charter revenue recognized		1,200,000	700,000
Deferred revenue, current		300,000	1,300,000
Deferred revenue, noncurrent		$ 1,100,000	1,775,000
Vessels, Net [Abstract]
Estimate useful life of vessel		25 years
Estimated residual value for each vessel		$ 1,500,000	$ 1,500,000
Drydocking and engine overhaul [Abstract]
Period when vessels are required to be drydocked		60 months
Estimated running hours until engine overhaul | h		12,000
Approximate years until engine overhaul		2 years 6 months
Drydock costs		$ 200,000
Overhaul costs		$ 365,000
Segment Reporting [Abstract]
Number of reportable segments | Segment		1
Income Taxes [Abstract]
Statutory rate applicable to consolidated corporate earnings		0.00%
Drydocking [Member]
Vessels, Net [Abstract]
Estimate useful life of vessel		5 years
United Kingdom [Member]
Income Taxes [Abstract]
Non refundable tax charge				$ 1,200,000
Income taxes paid		$ 200,000
Tax rate		23.00%
Revenues [Member]
Concentration Risk [Line Items]
Number of charterers | Charter		3	3	3
Concentration risk percentage		36.00%	85.00%	99.00%
Revenues [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%	49.00%	47.00%
Revenues [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%	22.00%	35.00%
Revenues [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%	14.00%	17.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of charterers | Charter		4	4
Concentration risk percentage		70.00%	69.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		28.00%	33.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%	15.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.00%	11.00%
Accounts Receivable [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
ASU 2015-03 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt			$ 47,000,000
Other non-current assets			$ 1,200,000

[1]	Long-Term Debt consist outstanding amounts on the Credit Facility less unamortized deferred financing cost. Outstanding amounts on the Credit Facility were $137,000 and $47,000 as of December 31, 2016 and 2015, respectively. Please see note 2 to these Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing cost.